Securities - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Business acquisition, effective date of acquisition of American Community Bancorp, Inc.	Jan. 01, 2011
Gain recognized on stock held as a result of acquisition	$ 1,045,000	$ 0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	110
Carrying Value Of Securities Pledged To Secure Repurchase Agreements	$ 70,718		$ 61,744